SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest paid	$ 92,000	$ 264,000	$ 618,000
Taxes paid	589,000	279,000	2,373,000
Equipment acquired under finance leases and equipment loans	$ 1,058,000	$ 0	$ 122,000